BONDS PAYABLE AND ACCRUED INTEREST (Details) (CNY)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 20, 2013	Jan. 29, 2013 Short Term Bonds [Member]	Dec. 31, 2013 Short Term Bonds [Member]	Apr. 24, 2012 Short Term Bonds [Member]	Jul. 11, 2011 Short Term Bonds [Member]	Mar. 24, 2011 Short Term Bonds [Member]	Jan. 14, 2011 Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount			800,000,000		300,000,000	400,000,000	300,000,000	300,000,000
Stated interest rate		5.00%	8.99%		6.30%	6.50%	5.60%	5.28%
Interest rate spread			1.00%
Debt maturity date	Dec. 31, 2015			Jan. 28, 2019
Interest expense for bonds				66,725,777